Loans (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Variable rate, immediately	$ 41,628,685	$ 27,803,011
Loans and Leases Receivable, Due within one year	48,381,221	33,826,370
Loans and Leases Receivable, Due over one to five years	126,810,275	153,408,126
Loans and Leases Receivable, Due over five years	81,306,738	56,225,831
Loans and Leases Receivable, Gross	$ 298,126,919	$ 271,263,338